Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Cash flows from operating activities
Net income	$ 331,679	$ 42,615	$ 8,063,331	$ 4,414,733
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Depreciation of property and equipment	1,735,470	222,974	685,245	33,091
Amortization of intangible assets	2,497,004	320,816	1,481,738	112,049
Inventory provision	27,655	3,553	23,585	68,536
Provision for (reversal of) expected credit loss	(2,143,178)	(275,356)	1,253,368	1,383,316
Deferred tax expense	1,136,205	145,980	713,336	7,876
Changes in operating assets and liabilities
Accounts receivable	29,132,720	3,742,978	(3,079,437)	(23,387,722)
Prepayment, other receivables and other current assets	(6,506,352)	(835,937)	(12,940,934)	(14,332,426)
Tax recoverable	994,950	127,831	(994,950)
Inventories	(8,081,271)	(1,038,283)	1,679,793	(4,088,840)
Accounts payable				(10,429,941)
Accruals and other payables	1,939,466	249,183	4,087,119	1,173,924
Tax payable	310,431	39,884	(543,951)	(3,969,112)
Cash (used in) generated from operating activities	21,374,779	2,746,238	428,243	(49,014,516)
Cash flows from investing activities
Purchase of property and equipment	(4,007,964)	(514,944)	(4,143,968)	(1,275,847)
Purchase of intangible assets			(15,023,180)
Cash used in investing activities	(4,007,964)	(514,944)	(19,167,148)	(1,275,847)
Cash flows from financing activities
Proceeds from bank borrowings	67,242,051	8,639,272	222,497,624	115,018,274
Repayment for bank borrowings	(89,591,102)	(11,510,683)	(226,145,302)	(168,602,359)
Proceeds from initial public offerings			65,641,784
Repayment to related parties	(47,300,196)	(6,077,139)	(40,102,988)
Repayment from related parties				16,272,733
Advance from related parties	46,824,002	6,015,957		84,857,958
Cash generated from (used in) financing activities	(22,825,245)	(2,932,593)	21,891,118	47,546,606
Net increase (decrease) in cash and cash equivalents	(5,458,430)	(701,299)	3,152,213	(2,743,757)
Effect of foreign currency translation on cash and cash equivalents	(1,374,699)	(176,623)	164,501
Cash and cash equivalents at the beginning of the year	9,166,020	1,177,652	5,849,306	8,593,063
Cash and cash equivalents at the end of the year	2,332,891	299,730	9,166,020	5,849,306
Supplementary cash flow information
Interest received			31,954	92,951
Interest paid	(1,349,488)	(173,383)	(3,314,316)	(6,134,748)
Tax (paid) refund	80,932	10,398	(1,887,737)	(3,314,625)
Non-cash investing and financing activities: Supplemental schedule of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities			$ 21,089,828	$ 23,153,141